Cover	Apr. 10, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 10, 2026
Entity File Number	001-41267
Entity Registrant Name	AMERICAN REBEL HOLDINGS, INC.
Entity Central Index Key	0001648087
Entity Tax Identification Number	47-3892903
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	218 3rd Avenue North,
Entity Address, Address Line Two	#400
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37201
City Area Code	(833)
Local Phone Number	267-3235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 par value
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	AREB
Security Exchange Name	NASDAQ
Common Stock Purchase Warrants
Title of 12(b) Security	Common Stock Purchase Warrants
Trading Symbol	AREBW
Security Exchange Name	NASDAQ